Bank Loans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Bank Loans [Abstract]
Schedule of short-term bank loan
	March 31,	December 31,
	2023	2022
	(Unaudited)
Cathay United Bank	$246,000	$243,750
CTBC Bank	656,000	650,000
Cathay Bank	-	1,000,000
Total	$902,000	$1,893,750

	December 31,	December 31,
	2022	2021
Cathay United Bank	$243,750	$270,000
CTBC Bank	650,000	720,000
Cathay Bank	1,000,000	650,000
Total	$1,893,750	$1,640,000